Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio - Select Wireless Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	28.26%
Annual Return 2014	2.98%
Annual Return 2015	(3.09%)
Annual Return 2016	10.07%
Annual Return 2017	25.02%
Annual Return 2018	(6.21%)
Annual Return 2019	40.14%
Annual Return 2020	33.09%
Annual Return 2021	12.14%
Annual Return 2022	(27.81%)